Consolidated Statement of Shareholders' Deficit - USD ($) $ in Thousands	Total	Cumulative effect of accounting changes	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Accumulated Deficit Cumulative effect of accounting changes	Accumulated Other Comprehensive Income (Loss)	Noncontrolling Interests	Noncontrolling Interests Cumulative effect of accounting changes
Balance at Dec. 31, 2018	$ (33,616)	$ 4,385		$ 286	$ (75,309)	$ 2,158	$ 3,428	$ 37,979	$ 2,227
Balance ( in shares) at Dec. 31, 2018			57,713,836
Dividends declared and paid	$ (8,437)			109	(861)			(7,685)
Dividend declared and paid, shares	72,557		72,557
Equity-based compensation	$ 4,042			3,475				567
Net income (loss)	24,022				2,878			21,144
Other comprehensive loss	1,955						987	968
Issuance of shares related to RSUs, redemption of Class C Units and other	(143)			(431)				288
Issuance of shares related to RSUs, redemption of Class C Units and other			665,538
Balance at Dec. 31, 2019	(7,792)	$ 45,449		3,439	(71,134)	$ 21,552	4,415	55,488	$ 23,897
Balance ( in shares) at Dec. 31, 2019			58,451,931
Dividends declared and paid	(11,680)			0	0			(11,680)
Dividend declared and paid, shares			0
Equity-based compensation	5,637			3,337				2,300
Net income (loss)	(79,687)				(47,787)			(31,900)
Other comprehensive loss	10,789						5,515	5,274
Issuance of shares related to RSUs, redemption of Class C Units and other	(1,605)			(798)			6	(813)
Issuance of shares related to RSUs, redemption of Class C Units and other			674,682
Balance at Dec. 31, 2020	$ (38,889)			5,978	(97,369)		9,936	42,566
Balance ( in shares) at Dec. 31, 2020	59,126,613		59,126,613
Dividends declared and paid	$ (5,673)							(5,673)
Equity-based compensation	3,407			3,183				224
Net income (loss)	(194,372)				(144,689)			(49,683)
Other comprehensive loss	(10,227)						(6,459)	(3,768)
Redemption of Class C Units, issuance of shares related to RSUs and other	(280)			(8,675)	(46,177)		3,383	51,189
Redemption of Class C Units, issuance of shares related to RSUs and other, shares			27,334,871
Balance at Dec. 31, 2021	$ (246,034)			$ 486	$ (288,235)		$ 6,860	$ 34,855
Balance ( in shares) at Dec. 31, 2021	86,461,484		86,461,484